Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 157,187	$ 160,830
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	100,874	103,868
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	15,184	14,630
United States
Segment Reporting Information [Line Items]
Property, plant and equipment, net	32,996	33,947
Rest of World
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 8,133	$ 8,385